Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	VCI Global Limited
Trading Symbol	VCIG
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	38,027,579
Amendment Flag	false
Entity Central Index Key	0001930510
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41678
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	B03-C-8 & 10, Menara 3A
Entity Address, Address Line Two	KL Eco City
Entity Address, Address Line Three	No.3 Jalan Bangsar
Entity Address, Postal Zip Code	59200
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact
Document Information Line Items
Entity Address, Address Line One	B03-C-8 & 10, Menara 3A
Entity Address, Address Line Two	KL Eco City
Entity Address, Address Line Three	No.3 Jalan Bangsar
Entity Address, Postal Zip Code	59200
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Contact Personnel Name	Ang Zhi Feng
City Area Code	603
Local Phone Number	7717 3089
Contact Personnel Email Address	finance@v-capital.co